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          NATIONS OUTLOOK VARIABLE ANNUITY (SERIES II, IIR AND III)
                           SEPARATE ACCOUNT SEVEN
                       HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-101954

   SUPPLEMENT DATED MARCH 10, 2006 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

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              SUPPLEMENT DATED MARCH 10, 2006 TO YOUR PROSPECTUS

FUND REORGANIZATIONS

On March 15, 2006, shareholders will vote on the proposed reorganizations of the Nations Asset Allocation Portfolio into the Liberty Asset Allocation Fund, the Nations Small Company Portfolio into the Liberty Small Company Growth Fund and the Nations Value Portfolio into the Liberty Growth & Income Fund. If the proposed reorganizations are approved, all assets and liabilities of the Nations Asset Allocation Portfolio, the Nations Small Company Portfolio and the Nations Value Portfolio (each, an "Acquired Fund") will be transferred to the Liberty Asset Allocation Fund, the Liberty Small Company Growth Fund and the Liberty Growth & Income Fund, respectively (each, an "Acquiring Fund") in exchange for shares of the corresponding Acquiring Fund. If approved by the shareholders, the reorganizations are scheduled to take place on or about May 1, 2006.

As a result, if any of your Contract Value is currently invested in an Acquired Fund Sub-Account, that Contract Value will be reorganized into the corresponding Acquiring Fund Sub-Account. If any portion of your future premium payments is allocated to an Acquired Fund Sub-Account, you should re-direct that allocation to another Sub-Account available under your Contract before the close of trading on the New York Stock Exchange on April 27, 2006.

Effective as of the close of trading of the New York Stock Exchange on April 28, 2006, any Dollar Cost Averaging, InvestEase,(R) Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocations to an Acquired Fund Sub-Account will be updated to reflect the corresponding Acquiring Fund Sub-Account.

In the event that the proposed reorganizations are approved, all references and information contained in the prospectus for your Contract related to an Acquired Fund are deleted.

FUND ADDITIONS

In addition, each Acquiring Fund Sub-Account and the Underlying Funds will be added to the prospectus by May 1, 2006, if the reorganizations are approved by shareholders on March 15, 2006.

FUND NAME CHANGES

Effective upon the close of the New York Stock Exchange on April 28, 2006, the Liberty Asset Allocation Fund will change its name to the Columbia Asset Allocation Fund, Variable Series; the Liberty Small Company Growth Fund will change its name to the Columbia Small Company Growth Fund, Variable Series; the Liberty Growth & Income Fund will change its name to the Columbia Large Cap Value Fund, Variable Series; the Nations High Yield Bond Portfolio will change its name to the Columbia High Yield Fund, Variable Series; the Nations Marsico Focused Equities Portfolio will change its name to the Columbia Marsico Focused Equities Fund, Variable Series; the Nations Marsico Growth Portfolio will change its name to the Columbia Marsico Growth Fund, Variable Series; the Nations Marsico International Opportunities Portfolio will change its name to the Columbia Marsico International Opportunities Fund, Variable Series; the Nations Marsico 21st Century Portfolio will change its name to the Columbia Marsico 21st Century Fund, Variable Series; and the Nations Marsico MidCap Growth Portfolio will change its name to the Columbia MidCap Growth Fund, Variable Series.

Effective April 28, 2006, all references to the Liberty Asset Allocation Fund, the Liberty Small Company Growth Fund, the Liberty Growth & Income Fund, the Nations High Yield Bond Portfolio, the Nations Marsico Focused Equities Portfolio, the Nations Marsico Growth Portfolio, the Nations Marsico International Opportunities Portfolio, the Nations Marsico 21st Century Portfolio and the Nations Marsico MidCap Growth Portfolio in the prospectus are deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5961